Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Total revenues	$ 160,670	$ 167,982	$ 133,564
Cost of revenues	(61,247)	(63,975)	(47,199)
Gross profit	99,423	104,007	86,365
Operating expenses:
Research and development expenses	(114,502)	(110,666)	(49,494)
Sales and marketing expenses	(53,769)	(46,276)	(25,724)
General and administrative expenses	(38,671)	(30,326)	(18,010)
Total operating expenses	(206,942)	(187,268)	(93,228)
Other operating income	3,697	2,568	1,672
Impairment of goodwill	(11,941)
Loss from operations	(115,763)	(80,693)	(5,191)
Exchange (loss) gain	(5,021)	558	(66)
Interest income	9,636	8,353	2,704
Investment loss (including impairment)	(8,813)	(1,659)
Other Income		1,597
Loss before income taxes	(119,961)	(71,844)	(2,553)
Income taxes	(663)	(840)	(562)
Equity in income of affiliates	244	329
Net loss	(120,380)	(72,355)	(3,115)
Less: cumulative undeclared dividends on convertible redeemable preferred shares	0	0	(6,715)
Less: accretion on convertible redeemable preferred shares to redemption value	0	0	(193,466)
Net loss attributable to Agora, Inc.'s ordinary shareholders	(120,380)	(72,355)	(203,296)
Other comprehensive loss:
Foreign currency translation adjustments	(9,857)	1,307	2,929
Unrealized gain on debt securities	(1,286)	(99)
Total comprehensive loss attributable to Agora, Inc.'s ordinary shareholders	$ (131,523)	$ (71,147)	$ (200,367)
Net loss per share attributable to Agora, Inc.'s ordinary shareholders-basic	$ (0.27)	$ (0.16)	$ (0.76)
Net loss per share attributable to Agora, Inc.'s ordinary shareholders-diluted	$ (0.27)	$ (0.16)	$ (0.76)
Weighted average number of ordinary shares-basic	446,426,914	440,864,190	268,849,967
Weighted average number of ordinary shares-diluted	446,426,914	440,864,190	268,849,967
Share-based compensation expenses included in:
Share-based compensation	$ 32,363	$ 31,481	$ 11,974
Cost of revenues
Share-based compensation expenses included in:
Share-based compensation	906	879	357
Research and development expenses
Share-based compensation expenses included in:
Share-based compensation	18,055	19,737	5,312
Sales and marketing expenses
Share-based compensation expenses included in:
Share-based compensation	6,140	4,843	2,061
General and administrative expenses
Share-based compensation expenses included in:
Share-based compensation	7,262	6,022	4,244
Real-time engagement service revenues
Total revenues	152,886	159,943	131,149
Other revenues
Total revenues	$ 7,784	$ 8,039	$ 2,415